SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2003

Check here if Amendment  [  ]:  Amendment Number:
This Amendment  (Check only one);    [  ]  is a restatement
				          [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Northern Capital Management
Address:  8018 Excelsior Drive, Suite 300
	    Madison, WI  53717

Form 13F File Number:  28-1245

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:  Stephen L. Hawk
Title:    Chairman & Chief Executive Officer
Phone:  (608) 831-8018

Signature, Place and date of signing:

	Stephen L. Hawk		Madison, WI			April 10, 2003
    [Signature]			 [City, State]			          [Date]

Report Type  (Check only one):

[ X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report).
[    ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[    ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers reporting for this Manager:  NONE

Institutional Investment Manager Filing this Report:

Name:      Northern Capital Management
Address:  8018 Excelsior Drive, Suite 300
	    Madison, WI  53717

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		NONE

Form 13F Information Table Entry Total:	115

Form 13F Information Table Value Total:	911,130
			   (thousands)

FORM 13F INFORMATION TABLE

                                              Value    Shares/    Invesment         - - -VOTING AUTHORITY - - -
NAME OF ISSUER       TITLE OF CLASS CUSIP     $(000)   PRN AMT    Discretion Mngr   Sole      Shared   None
-------------------- -------------- --------- -------- ---------- ---------- ------ --------- -------- --------
3 Com Corporation    Common	    885535104	887	180,275	  SOLE		      115,625		 64,650
Abbott Labs	     Common	    002824100	19,823	527,055	  SOLE		      391,800		135,255
Affiliated Computer  Class A	    008190100	297	6,715	  SOLE		            0		  6,715
AFLAC, Inc.          Common	    001055102	208	6,475	  SOLE		            0		  6,475
Allergan, Inc        Common	    018490102	34,379	504,020	  SOLE		      372,660		131,360
Ambac Fin. Grp.	     Common	    023139108	2,284	45,215	  SOLE		       44,790		    425
Amer. Int'l Grp.     Common	    026874107	30,487	616,513	  SOLE		      453,717		162,796
Amerisourcebergen    Common	    03073E105	751	14,300	  SOLE		        9,175		  5,125
Amphenol Corp.	     Class A	    032095101	719	17,650	  SOLE		       13,550		  4,100
Anadarko Petroleum   Common	    032511107	15,250	335,168	  SOLE		      244,568		 90,600
Anchor BanCorp.	     Common	    032839102	285	13,000	  SOLE		       13,000		      0
AOL Time Warner      Common	    00184A105	22,155	2,040,020 SOLE		    1,526,789	        513,231
Apollo Group Cl A    Class A	    037604105	605	12,125	  SOLE		        7,750		  4,375
Applied Materials    Common	    038222105	10,620	844,212	  SOLE		      620,487		223,725
Automatic Data Proc  Common	    053015103	234	7,590	  SOLE		        7,325		    265
B.J. Services	     Common	    055482103	245	7,113	  SOLE		        7,113		      0
BEA Systems, Inc.    Common	    073325102	279	27,488	  SOLE		       26,688		    800
Becton Dickinson     Common	    075887109	623	18,100	  SOLE		       11,575		  6,525
Biogen, Inc.	     Common	    090597105	204	6,825	  SOLE		            0		  6,825
Biovail Corp Intl    Common	    09067J109	4,064	101,925	  SOLE		       95,025		  6,900
Boston Scientific    Common	    101137107	17,928	439,845	  SOLE		      331,000		108,845
Brinker Intl Inc.    Common	    109641100	309	10,125	  SOLE		            0		 10,125
Bristol Myers Squib  Common	    110122108	18,165	859,678	  SOLE		      599,153		260,525
CDW Computer Cntr.   Common	    125129106	2,201	53,955	  SOLE		       48,605		  5,350
Cardinal Health Inc. Common	    14149Y108	874	15,345	  SOLE		       14,545		    800
Caremark RX Inc.     Common	    141705103	643	35,425	  SOLE		       22,725		 12,700
Cendant Corporation  Common	    151313103	33,812	2,662,395 SOLE		    1,985,165	        677,230
Citigroup, Inc.	     Common	    172967101	2,906	84,345	  SOLE		       81,708		  2,637
Colgate Palmolive    Common	    194162103	16,683	306,455	  SOLE		      228,420		 78,035
Comcast Corp.	     Class A	    20030N200	441	16,025	  SOLE		       15,400		    625
Conocophillips	     Common	    20825C104	866	16,157	  SOLE		       15,332		    825
Constellation Brands Class A	    21036P108	444	19,575	  SOLE		       12,550		  7,025
Crescent RE, Inc.    Common	    225756105	1,606	111,650	  SOLE		       94,700		 16,950
D S T Systems	     Common	    233326107	1,829	67,250	  SOLE		       59,335		  7,915
Dean Foods Co.	     Common	    242370104	1,722	40,125	  SOLE		       35,450		  4,675
Dell Computer Corp   Common	    247025109	13,582	497,315	  SOLE		      368,240		129,075
Devon Energy Corp    Common	    25179M103	13,297	275,750	  SOLE		      199,600		 76,150
Dow Jones & Co.	     Common	    260561105	437	12,325	  SOLE		        7,900		  4,425
Dun & Bradstreet     Common	    26483E100	1,230	32,150	  SOLE		       26,725		  5,425
Emulex Corp	     Common	    292475209	579	30,250	  SOLE		       19,400		 10,850
Exxon Mobil	     Common	    30231G102	224	6,421	  SOLE		        6,296		    125
Fannie Mae	     Common	    313586109	20,731	317,233	  SOLE		      236,284		 80,949
First Data Corp.     Common	    319963104	18,696	505,158	  SOLE		      379,163		125,995
Fiserv, Inc.	     Common	    337738108	16,681	529,892	  SOLE		      380,117		149,775
Flextronics Intl     Common	    Y2573F102	15,609	1,790,075 SOLE		    1,321,425	        468,650
Forest Laboratories  Common	    345838106	28,033	519,425	  SOLE		      379,975		139,450
Genentech Inc.	     Common	    368710406	13,351	381,360	  SOLE		      286,525		 94,835
General Dynamics     Common	    369550108	16,859	306,129	  SOLE		      227,419		 78,710
General Electric     Common	    369604103	26,880	1,054,137 SOLE		      800,963		253,174
Gillette Company     Common	    375766102	305	9,862	  SOLE		        9,012		    850
H & R Block, Inc.    Common	    093671105	11,127	260,655	  SOLE		      200,205		 60,450
Home Depot, Inc.     Common	    437076102	18,723	768,606	  SOLE		      573,851		194,755
Intel Corporation    Common	    458140100	16,886	1,037,246 SOLE		      737,850		299,396
Invitrogen Corp.     Common	    46185R100	539	17,600	  SOLE		       11,300		  6,300
Ishares Nasdaq Biote Common	    464287556	3,265	63,760	  SOLE		       61,815		  1,945
Ivax Corporation     Common	    465823102	183	14,900	  SOLE		            0		 14,900
Jabil Circuit, Inc.  Common	    466313103	1,252	71,525	  SOLE		       45,925		 25,600
Janus Capital Group  Common	    47102X105	663	58,200	  SOLE		       37,350		 20,850
Jefferson Pilot Corp Common	    475070108	633	16,450	  SOLE		       12,725		  3,725
Johnson & Johnson    Common	    478160104	252	4,350	  SOLE		        4,350		      0
Jones Apparel Group  Common	    480074103	399	14,550	  SOLE		        9,300		  5,250
King Pharmaceuticals Common	    495582108	571	47,850	  SOLE		       30,725		 17,125
Kohls Corporation    Common	    500255104	29,247	516,915	  SOLE		      380,030		136,885
Kraft Foods, Inc.    Class A	    50075N104	230	8,150	  SOLE		        7,750		    400
Kroger Co.	     Common	    501044101	204	15,550	  SOLE		       13,800		  1,750
L 3 Communications   Common	    502424104	403	10,025	  SOLE		        6,425		  3,600
Lauder, Estee Co.    Class A	    518439104	1,113	36,650	  SOLE		       26,525		 10,125
Liberty Media Corp   Common Serv A  530718105	31,810	3,269,256 SOLE		    2,453,424	        815,832
Lincare Holdings     Common	    532791100	443	14,450	  SOLE		        9,275		  5,175
Lowes Cos. Inc.	     Common	    548661107	18,361	449,910	  SOLE		      335,365		114,545
M G I C Investment   Common	    552848103	1,036	26,375	  SOLE		       21,850		  4,525
Marshall & Ilsley    Common	    571834100	500	19,548	  SOLE		       19,548		      0
Maxim Integrated     Common	    57772K101	670	18,550	  SOLE		       17,750		    800
Maytag Corporation   Common	    578592107	443	23,300	  SOLE		       14,950		  8,350
MBNA Corporation     Common	    55262L100	10,527	699,499	  SOLE		      543,726		155,773
McKesson HBOC, Inc   Common	    58155Q103	22,410	898,910	  SOLE		      663,205		235,705
Microchip Tech.Inc   Common	    595017104	12,086	607,329	  SOLE		      445,950		161,379
Microsoft Corp.	     Common	    594918104	29,221	1,206,973 SOLE		      906,998		299,975
Mineral Tech Inc.    Common	    603158106	692	18,150	  SOLE		       11,650		  6,500
National Fuel Gas Co.Common	    636180101	422	19,300	  SOLE		       12,350		  6,950
NY Community Bancorp Common	    649445103	755	25,350	  SOLE		       16,250		  9,100
Noble Drilling	     Common	    G65422100	513	16,325	  SOLE		       10,425		  5,900
Omnicom Group, Inc   Common	    681919106	24,832	458,405	  SOLE		      339,740		118,665
O'Reilly Automotive  Common	    686091109	668	24,675	  SOLE		       15,825		  8,850
Paychex, Inc.	     Common	    704326107	1,292	47,018	  SOLE		       46,418		    600
Pentair, Inc.	     Common	    709631105	368	10,400	  SOLE		        6,650		  3,750
Pepsico, Inc.	     Common	    713448108	26,328	658,202	  SOLE		      483,133		175,069
Pfizer, Inc.	     Common	    717081103	33,570	1,077,334 SOLE		      832,861		244,473
Pharm.Prod. Dev      Common	    717124101	521	19,400	  SOLE		       12,450		  6,950
PMI Group, Inc.	     Common	    69344M101	447	17,500	  SOLE		       11,600		  5,900
Precision Castparts  Common	    740189105	1,892	79,375	  SOLE		       68,575		 10,800
Proctor & Gamble     Common	    742718109	697	7,828	  SOLE		        7,828		      0
Qlogic Corp.	     Common	    747277101	435	11,700	  SOLE		        7,500		  4,200
Qualcomm Inc.	     Common	    747525103	27,163	754,540	  SOLE		      550,170		204,370
Quest Diagonstics    Common	    74834L100	22,058	369,551	  SOLE		      274,650		 94,901
Royal Dutch Petro.   NY reg gld 1.25780257804	309	7,585	  SOLE		        7,452		    133
Schlumberger Ltd.    Common	    806857108	291	7,643	  SOLE		        6,968		    675
Schwab Corp, Charles Common	    808513105	17,331	2,400,440 SOLE		    1,788,150	        612,290
Sicor, Inc.	     Common	    825846108	363	21,725	  SOLE		       13,875		  7,850
Siebel Systems Inc   Common	    826170102	461	57,575	  SOLE		       53,700		  3,875
Sigma-Aldrich	     Common	    826552101	628	14,105	  SOLE		        9,075		  5,030
Sprint Corp. PCS Grp PCS Com Ser 1  852061506	733	168,038	  SOLE		      153,638		 14,400
State Street Corp.   Common	    857477103	13,574	429,140	  SOLE		      305,650		123,490
Synopsys, Inc.	     Common	    871607107	695	16,325	  SOLE		       10,475		  5,850
Synovus Financial    Common	    87161C105	12,748	712,585	  SOLE		      519,250		193,335
Target Corporation   Common	    87612E106	564	19,268	  SOLE		       18,268		  1,000
Texas Instruments    Common	    882508104	14,467	883,756	  SOLE		      628,956		254,800
Thermo Electron	     Common	    883556102	475	26,250	  SOLE		       16,800		  9,450
Veritas Software     Common	    923436109	177	10,060	  SOLE		            0		 10,060
Viad Corp.	     Common	    92552R109	481	22,450	  SOLE		       14,425		  8,025
Walgreen Company     Common	    931422109	17,069	578,987	  SOLE		      439,131		139,856
Walmart Stores	     Common	    931142103	277	5,330	  SOLE		        5,330		      0
Washington Mutual    Common	    939322103	27,234	772,150	  SOLE		      579,003		193,147
Weatherford Intl.    Common	    G95089101	16,611	439,785	  SOLE		      323,965		115,820
Wyeth		     Common	    983024100	270	7,150	  SOLE		        7,150		      0


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